UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Core Select

BBH International Equity Fund

BBH Limited Duration Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: October 31

Date of reporting period: October 31, 2012

Item 1. Report to Stockholders.

Annual Report

OCTOBER 31, 2012

BBH Core Select

BBH CORE SELECT
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2012

BBH Core Select (the “Fund” or “Core Select”) Class N Shares rose by 17.86%, net of fees, during its fiscal year ending October 31, 2012. During the same twelve month period, the S&P 500 Index1 (“S&P 500”) rose by 15.21%. For the five years ending October 31, 2012, Core Select has returned 5.80% per year while the S&P 500 has increased by 0.36% per year.

Core Select seeks to provide shareholders with long term growth of capital. Fundamental analysis and a discount to intrinsic value2 framework provide the basis for each Core Select investment. We look for companies that offer all, or most, of the following business and financial attributes: (i) essential products and services, (ii) loyal customers, (iii) leadership in an attractive market niche or industry, (iv) sustainable competitive advantages, (v) high returns on invested capital, and (vi) strong free cash flow. We believe businesses possessing these traits are favorably positioned to protect and grow capital through varying economic and market environments. In addition, we seek to invest in companies whose managers have high levels of integrity, are excellent operators, and are good capital allocators. Pursuant to our goal of not losing money on any single investment, we explicitly identify key risks outside of company management’s control so that we can fully consider the range of potential outcomes for each business. When a company meets our investment criteria and desired risk profile, we will consider establishing a position if its market price reaches 75% or less of our intrinsic value estimate. We maintain a buy-and-own approach, typically owning a company’s shares for 3-5 years or longer, and we will usually sell an investment as it appreciates to a level near our estimate of intrinsic value.

U.S. equity markets performed quite well in fiscal 2012 albeit in a distinctly roundabout fashion, as economic uncertainties, sovereign debt3 issues and key policy decisions throughout the year created large swings in short-term investor sentiment. The post-crisis global economic recovery has clearly slowed in its third year, most notably in Europe but also in other export-oriented markets such as China and Brazil. Despite this mounting headwind, we have observed that many large companies have executed well by controlling costs and limiting their expansion. Nonetheless, we are monitoring these trends closely given the risks posed by a financial market environment that is quick to reward macroeconomic ‘fixes’ while seemingly downplaying actual earnings trends. While macro-level analysis is a component of our qualitative risk assessments, the Core Select team’s far deeper focus remains the careful allocation of capital to high quality businesses that are reasonably priced relative to our intrinsic value estimates.

1	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.
2	We prepare proprietary financial models for each Core Select company in order to determine an estimate of intrinsic value. Discounted cash flow analysis is the primary quantitative model used in our research process. We supplement our discounted cash flow work with other quantitative analyses, such as economic profit models, internal rate of return models, and free cash flow multiples.
3	A debt instrument that is guaranteed by a government.
2

BBH CORE SELECT
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2012

Through our fundamental due diligence efforts, we constantly measure companies against our demanding set of investment criteria and study the long-term downside risks posed by competitive pressures, industry issues and growth challenges.

During fiscal 2012 we added four new companies to the Core Select portfolio: Google, Celanese, Praxair and Qualcomm. These companies are all excellent examples of competitively advantaged businesses that we believe are well positioned to generate solid long-term growth in free cash flow and earn high returns on capital. The management teams of these businesses have built strong and durable franchises that leverage technological advantages, operational skills and attractive market opportunities. In each case, we sought a margin of safety in our purchases by investing at attractive price-to-intrinsic value ratios. We believe a margin of safety exists when we are able to mitigate both business risk (our business, financial, and management criteria have been met; sustainable competitive advantages exist) and price risk (when we believe there is a significant discount to estimated intrinsic value at the time of purchase – we aim to purchase at 75% of our estimate to intrinsic value or less).

We exited several positions in fiscal 2012: Costco, Liberty Global, Ecolab, Visa and the small amount of tradable rights we received in a one-time distribution that accompanied the creation of the Liberty Ventures tracking stock. Costco, Ecolab and Visa were very successful investments for Core Select, and the dominant factor in each decision to sell was that the stocks had achieved our intrinsic value estimates. We sold our shares in Liberty Global in late 2011 amid ramping concerns about the stability of the Euro zone. We trimmed our holdings of several companies in the second half of the fiscal year as their prices approached estimated intrinsic value.

Our leading positive contributors in fiscal 2012 were Comcast, Diageo and eBay. Comcast, which was a top five position as of the fiscal year’s end, has performed exceptionally well as investors have been attracted to its compelling fundamental profile, which features recurring revenue, a strong technology platform, multiple growth initiatives, a solid balance sheet and a highly capable management team. Diageo has benefited from very solid execution in the areas of pricing, product mix and marketing, which together have resulted in stronger revenue growth and profitability over the last year. eBay continues to generate strong growth in revenue and cash flow from both its Marketplaces and Payments businesses. Other strong performers in fiscal 2012 included U.S. Bancorp, Wal-Mart, Anheuser-Busch InBev and Wells Fargo.

Our largest negative performer during fiscal 2012 was Dell, which fell sharply as the PC market was negatively impacted by macroeconomic pressures, aggressive low-end competition and crowding out effects from tablets and smartphones in the consumer market. In our view, the management team at Dell is taking the right actions to respond to these challenges by prioritizing the more profitable market segments, trimming costs, and most importantly, driving the continued corporate migration from being a ‘transactional’ technology vendor to much more of an IT solutions provider with a comprehensive set of scalable offerings based on open standards. Dell’s shares continue to trade at a low single-digit multiple of free cash flow. Other negative contributors for fiscal 2012 were Southwestern Energy, Occidental Petroleum and Celanese.

FINANCIAL STATEMENT OCTOBER 31, 2012	3

BBH CORE SELECT
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2012

As of October 31, 2012, the Core Select portfolio was trading at 80% of our weighted average intrinsic value estimate. While we do not consider this overall valuation to be indicative of severe market excess, our clear preference is to have the portfolio be closer to the 75% level, which is also our purchase threshold for individual securities. Our somewhat elevated cash position in the Fund (8.3% at the fiscal year’s end) reflects the general conditions we are seeing in the market and the actions we have taken this year to trim or sell positions that have achieved our intrinsic value estimates. We do not use cash as a hedge or an expression of a macro-economic perspective. Our distinct preference is to own the equities of high quality businesses at attractive valuations.

The Core Select team remains focused on the consistent application of our investment criteria and valuation discipline. We aspire to buy and own a portfolio of well positioned, cash generative companies that exhibit both resiliency in the context of challenges and the ability to participate during periods of stronger economic expansion.

As was disclosed previously, subject to certain exceptions, Core Select was closed to new investors effective November 30, 2012. Please see the Fund’s prospectus for details.

4

BBH CORE SELECT
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)

Growth of $10,000 Invested in BBH Core Select

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund over the ten years ended October 31, 2012 as compared to the S&P 500.

* net of fees and expenses

The annualized gross expense ratios as in the February 28, 2012 prospectus for Class N and Retail Class shares were 1.14% and 1.59%, respectively.

Performance data quoted represents no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investments cannot be made in an index.
FINANCIAL STATEMENT OCTOBER 31, 2012	5

BBH CORE SELECT
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Core Select Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Core Select Fund (a series of BBH Trust) (the “Fund”) as of October 31, 2012, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Core Select Fund as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 20, 2012

6

BBH CORE SELECT
PORTFOLIO ALLOCATION
October 31, 2012

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$90,931,342	2.7%
Communications	489,080,946	14.8
Consumer Cyclical	190,338,973	5.7
Consumer Non-Cyclical	995,848,088	30.0
Energy	247,177,011	7.5
Financials	689,806,488	20.8
Industrials	118,568,728	3.6
Technology	191,690,382	5.8
Repurchase Agreements	270,000,000	8.1
Cash and Other Assets in Excess of Liabilities	33,232,289	1.0
NET ASSETS	$3,316,674,247	100.0%

All data as of October 31, 2012. The Fund’s sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	7

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
October 31, 2012

Shares		Value
	COMMON STOCKS (90.9%)
	BASIC MATERIALS (2.7%)
1,067,207	Celanese Corp. (Series A)	$40,543,194
474,420	Praxair, Inc.	50,388,148
	Total Basic Materials	90,931,342

	COMMUNICATIONS (14.8%)
3,966,276	Comcast Corp. (Class A)	148,775,013
1,807,033	eBay, Inc.[1]	87,261,624
204,109	Google, Inc. (Class A)[1]	138,747,175
5,085,637	Liberty Media Corp. – Interactive A1	101,712,740
221,128	Liberty Ventures[1]	12,584,394
	Total Communications	489,080,946

	CONSUMER CYCLICAL (5.7%)
2,067,301	Target Corp.	131,790,439
780,439	Wal-Mart Stores, Inc.	58,548,534
	Total Consumer Cyclical	190,338,973

	CONSUMER NON-CYCLICAL (30.0%)
846,970	Anheuser-Busch InBev NV ADR	70,976,086
1,151,344	Automatic Data Processing, Inc.	66,536,170
2,417,374	Baxter International, Inc.	151,400,134
1,997,444	DENTSPLY International, Inc.	73,585,837
1,100,040	Diageo, Plc. ADR	125,668,569
786,884	Henry Schein, Inc.[1]	58,056,301
1,073,228	Johnson & Johnson	76,006,007
2,343,643	Nestle SA ADR	148,446,348
2,332,544	Novartis AG ADR	141,025,610
1,215,295	PepsiCo, Inc.	84,147,026
	Total Consumer Non-Cyclical	995,848,088

	ENERGY (7.5%)
791,267	EOG Resources, Inc.	92,174,693
891,705	Occidental Petroleum Corp.	70,409,027
2,437,847	Southwestern Energy Co.[1]	84,593,291
	Total Energy	247,177,011

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Shares		Value
	COMMON STOCKS (continued)
	FINANCIALS (20.8%)
1,390	Berkshire Hathaway, Inc. (Class A)[1]	$180,011,950
1,643,633	Chubb Corp.	126,526,868
4,647,150	Progressive Corp.	103,631,445
5,001,294	US Bancorp	166,092,974
3,370,236	Wells Fargo & Co.	113,543,251
	Total Financials	689,806,488

	INDUSTRIALS (3.6%)
3,621,525	Waste Management, Inc.	118,568,728
	Total Industrials	118,568,728

	TECHNOLOGY (5.8%)
4,075,349	Dell, Inc.	37,615,471
3,073,310	Microsoft Corp.	87,696,901
1,133,214	QUALCOMM, Inc.	66,378,010
	Total Technology	191,690,382
	TOTAL COMMON STOCKS (Identified cost $2,670,452,695)	3,013,441,958

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	9

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate
	REPURCHASE AGREEMENTS (8.1%)
$100,000,000	BNP Paribas SA (Agreement dated 10/31/12
	collateralized by U.S Treasury Bond
	1.875-3.250% due 07/15/13-05/31/16,
	par value $85,395,000)	11/01/12	0.24%	100,000,000
170,000,000	Deutsche Bank AG (Agreement dated
	10/31/12 collateralized by U.S Treasury
	Bond 0.250% due 01/15/15,
	par value $173,618,000)	11/01/12	0.27%	170,000,000
	TOTAL REPURCHASE AGREEMENTS
	(Identified cost $270,000,000)			270,000,000

TOTAL INVESTMENTS (Identified cost $2,940,452,695)[2]			99.0%	$3,283,441,958
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.0	33,232,289
NET ASSETS			100.0%	$3,316,674,247

1	Non-income producing security.
2	The aggregate cost for federal income tax purposes is $2,940,574,863, the aggregate gross unrealized appreciation is $364,209,991 and the aggregate gross unrealized depreciation is $21,342,896, resulting in net unrealized appreciation of $342,867,095.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	11

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2012
Basic Materials	$90,931,342	$—	$—	$90,931,342
Communications	489,080,946	—	—	489,080,946
Consumer Cyclical	190,338,973	—	—	190,338,973
Consumer Non-Cyclical	995,848,088	—	—	995,848,088
Energy	247,177,011	—	—	247,177,011
Financials	689,806,488	—	—	689,806,488
Industrials	118,568,728	—	—	118,568,728
Technology	191,690,382	—	—	191,690,382
Repurchase Agreements	—	270,000,000	—	270,000,000
Total Investments, at value	$3,013,441,958	$270,000,000	$—	$3,283,441,958

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of October 31, 2012, based on the valuation input levels on October 31, 2011.

The accompanying notes are an integral part of these financial statements.

12

BBH CORE SELECT
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012

ASSETS:
Investments in securities, at value (Identified cost $2,670,452,695)	$3,013,441,958
Repurchase agreements (Identified cost $270,000,000)	270,000,000
Cash	5,069,011
Receivables for:
Investments sold	21,607,806
Shares sold	20,862,372
Investment advisory and administrative fees waiver reimbursement	597,156
Dividends	104,822
Interest	1,942
Prepaid assets	16,821
Total Assets	3,331,701,888
LIABILITIES:
Payables for:
Investments purchased	10,453,914
Investment advisory and administrative fees	2,188,496
Shares redeemed	1,073,529
Shareholder servicing fees	683,905
Custody and fund accounting fees	135,646
Distribution fees	64,148
Transfer agent fees	53,753
Professional fees	44,298
Board of Trustees’ fees	786
Accrued expenses and other liabilities	329,166
Total Liabilities	15,027,641
NET ASSETS	$3,316,674,247
Net Assets Consist of:
Paid-in capital	$2,914,466,921
Undistributed net investment income	10,315,796
Accumulated net realized gain on investments in securities	48,902,267
Net unrealized appreciation/(depreciation) on investments in securities	342,989,263
Net Assets	$3,316,674,247

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($3,049,341,996 ÷ 174,615,697 shares outstanding)	$17.46

RETAIL CLASS SHARES
($267,332,251 ÷ 23,035,345 shares outstanding)	$11.61

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	13

BBH CORE SELECT
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2012

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $910,668)	$31,527,728
Interest and other income	247,050
Total Income	31,774,778
Expenses:
Investment advisory and administrative fees	15,356,315
Shareholder servicing fees	4,798,848
Distribution fees	924,911
Custody and fund accounting fees	403,454
Transfer agent fees	223,191
Board of Trustees’ fees	103,846
Professional fees	66,090
Miscellaneous expenses	698,413
Total Expenses	22,575,068
Expense offset arrangement	(11,652)
Investment advisory and administrative fees waiver	(2,486,320)
Net Expenses	20,077,096
Net Investment Income	11,697,682

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	49,028,320
Net change in unrealized appreciation/(depreciation)
on investments in securities	246,390,832
Net Realized and Unrealized Gain	295,419,152
Net Increase in Net Assets Resulting from Operations	$307,116,834

The accompanying notes are an integral part of these financial statements.

14

BBH CORE SELECT
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2012	2011
INCREASE IN NET ASSETS:
Operations:
Net investment income	$11,697,682	$5,153,848
Net realized gain on investments in securities	49,028,320	13,263,835
Net change in unrealized appreciation/(depreciation)
on investments in securities	246,390,832	50,722,838
Net increase in net assets resulting from operations	307,116,834	69,140,521
Dividends and distributions declared:
From net investment income:
Class N	(4,275,899)	(2,615,790)
Retail Class	(1,053,704)	—
From net realized gains:
Class N	(10,156,709)	(1,269,835)
Retail Class	(3,114,913)	—
Total dividends and distributions declared	(18,601,225)	(3,885,625)
Share transactions:
Proceeds from sales of shares	2,758,236,879	640,726,072
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	17,905,795	3,685,787
Proceeds from short-term redemption fees	62,466	25,230
Cost of shares redeemed	(742,113,834)	(77,616,532)
Net increase in net assets resulting from
share transactions	2,034,091,306	566,820,557
Total increase in net assets	2,322,606,915	632,075,453
NET ASSETS:
Beginning of year	994,067,332	361,991,879
End of year (including undistributed net investment
income of $10,315,796 and $3,950,998, respectively)	$3,316,674,247	$994,067,332

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	15

BBH CORE SELECT
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$15.07	$13.91	$11.93	$10.71	$13.71
Income from investment operations:
Net investment income[1]	0.10	0.12	0.07	0.06	0.01
Net realized and unrealized gain (loss)	2.54	1.15	1.96	1.25	(2.99)
Total income (loss) from investment
operations	2.64	1.27	2.03	1.31	(2.98)
Less dividends and distributions:
From net investment income	(0.07)	(0.07)	(0.05)	(0.02)	(0.02)
From net realized gains	(0.18)	(0.04)	—	(0.07)	—
Total dividends and distributions	(0.25)	(0.11)	(0.05)	(0.09)	(0.02)
Net asset value, end of year	$17.46	$15.07	$13.91	$11.93	$10.71
Total return	17.86%	9.19%	17.11%	12.44%	(21.76)%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$3,049	$809	$362	$237	$166
Ratio of expenses to average net assets
before reductions	1.12%	1.14%	1.18%	1.21%	1.18%
Fee waiver	0.12%[2]	0.13%[2]	0.06%[2]	0.00%	0.00%
Expense offset arrangement	0.00%[3]	0.01%	0.01%	0.02%	0.02%
Ratio of expenses to average net assets
after reductions	1.00%	1.00%	1.11%	1.19%	1.16%
Ratio of net investment income to average
net assets	0.63%	0.85%	0.55%	0.61%	0.14%
Portfolio turnover rate	14%	17%	19%	15%	31%

1	Calculated using average shares outstanding for the year.
2	The ratio of expenses to average net assets for the fiscal years ended October 31, 2012, 2011 and 2010, reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on March 1, 2014, unless it is renewed by all parties to the agreement. For the fiscal years ended October 31, 2012, 2011 and 2010, the waived fees were $1,853,202, $793,607 and $177,639, respectively.
3	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

16

BBH CORE SELECT
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Retail Class share outstanding throughout each period.

	For the year ended October 31, 2012	For the period from March 25, 2011 (commencement of operations) to October 31, 2011
Net asset value, beginning of year	$10.11	$10.00
Income from investment operations:
Net investment income[1]	0.05	0.02
Net realized and unrealized gain	1.69	0.09
Total income from investment operations	1.74	0.11
Less dividends and distributions:
From net investment income	(0.06)	—
From net realized gains	(0.18)	—
Total dividends and distributions	(0.24)	—
Net asset value, end of year	$11.61	$10.11
Total return	17.64%	1.10%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$267	$185
Ratio of expenses to average net assets before reductions	1.43%	1.59%[2]
Fee waiver	0.18%[3]	0.33%[2,3]
Expense offset arrangement	0.00%[4]	0.01%[2]
Ratio of expenses to average net assets after reductions	1.25%	1.25%[2]
Ratio of net investment income to average net assets	0.50%	0.37%[2]
Portfolio turnover rate	14%	17%[5]

1	Calculated using average shares outstanding for the year.
2	Annualized.
3	The ratio of expenses to average net assets for fiscal year ended October 31, 2012, and period ended October 31, 2011, reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on March 1, 2014, unless it is renewed by all parties to the agreement. For the fiscal year ended October 31, 2012 and period ended October 31, 2011, the waived fees were $633,118 and $133,178, respectively.
4	Less than 0.01%.
5	Represents Fund portfolio turnover for the twelve months ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	17

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS
October 31, 2012

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”. On October 1, 2010, the Board established a new class of shares designated as “Retail Class”, which commenced operations on March 25, 2011. Neither Class N shares nor Retail Class shares convert to any other share class of the Fund. As of October 31, 2012, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
18

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.
E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital.

Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2012, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2012, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

FINANCIAL STATEMENT OCTOBER 31, 2012	19

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date.

The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Long-term distribution adjustment	Total taxable distributions	Tax return of capital	Total distributions paid
2012:	$6,132,108	$12,469,117	—	$18,601,225	—	$18,601,225
2011:	2,615,790	1,269,835	—	3,885,625	—	3,885,625

As of October 31, 2012 and 2011, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2012:	$10,315,796	$49,024,436	$59,340,232	—	—	$342,867,094	$402,207,326
2011:	4,750,222	12,462,104	17,212,326	—	—	96,479,391	113,691,717

The Fund did not have a net capital loss carry forward at October 31, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and will retain their character as either short-term or long-term capital losses rather than being considered all short term capital losses.

Total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards; such gains will not be distributed.

20

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012
G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the implications of this ASU and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” The ASU establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”) and is effective for interim and annual periods beginning after December 15, 2011. Management adopted ASU No. 2011-04 effective January 1, 2012 and has concluded that the adoption of ASU No. 2011-04 does not have a material impact on the Fund’s financial statements and the accompanying notes.

In April 2011, the FASB released ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (“ASC”) Topic 860, “Transfers and Servicing;” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 did not have a material impact on the Fund’s financial statements and the accompanying notes, net assets or results of operations.

4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment
FINANCIAL STATEMENT OCTOBER 31, 2012	21

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the year ended October 31, 2012, the Fund incurred $15,356,315 under the Agreement.

B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on March 1, 2014, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2012, the SID waived fees in the amount of $1,853,202 and $633,118 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N and Retail Class shares’ average daily net assets. For the year ended October 31, 2012, the Fund incurred shareholder servicing fees in the amount of $3,920,386 and $878,462 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.25% of the average daily net assets. For the year ended October 31, 2012, Retail Class shares of the Fund incurred $881,378 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of average daily net assets and 0.02% per annum on the next $400,000,000 of average daily net assets and 0.01% per annum on all average daily net assets over $500,000,000. For the year ended October 31, 2012, the Fund incurred $403,454 in custody and fund accounting fees. These fees for the Fund were reduced by $11,652 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in
22

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2012, was $261.

F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2012, the Fund incurred $103,846 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the year ended October 31, 2012, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,981,412,498 and $243,768,664, respectively.
FINANCIAL STATEMENT OCTOBER 31, 2012	23

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:

	For the year ended October 31, 2012		For the year ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	135,774,669	$2,254,711,799	31,839,985	$457,075,686
Shares issued in connection
with reinvestments
of dividends	952,018	13,747,144	258,470	3,685,787
Proceeds from short-term
redemption fees	NA	56,066	NA	15,729
Shares redeemed	(15,812,605)	(252,722,028)	(4,429,689)	(64,528,429)
Net increase	120,914,082	$2,015,792,981	27,668,766	$396,248,773

Retail Class*
Shares sold	46,672,538	$503,525,080	19,642,983	$183,650,386
Shares issued in connection
with reinvestments
of dividends	432,292	4,158,651	—	—
Proceeds from short-term
redemption fees	NA	6,400	NA	9,501
Shares redeemed	(42,346,156)	(489,391,806)	(1,366,312)	(13,088,103)
Net increase	4,758,674	$18,298,325	18,276,671	$170,571,784

*	For the Retail Class year ended October 31, 2011, the period represented is from March 25, 2011 (commencement of operations) to October 31, 2011.
7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk), or certain risks associated with investing in foreign securities not present in domestic investments

24

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

(foreign investment risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that may have occurred since October 31, 2012 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements.

Subject to certain exceptions, effective November 30, 2012, BBH Core Select was closed to new investors. An existing investor that has been a shareholder in the Fund continuously since November 30, 2012, either directly or as the beneficial owner of shares held in another account, may make additional investments in the Fund and reinvest dividends and capital gain distributions. See the Fund’s Prospectus for details.

FINANCIAL STATEMENT OCTOBER 31, 2012	25

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES
October 31, 2012 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

26

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2012 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period May 1, 2012 to October 31, 2012[1]
Class N
Actual	$1,000	$1,060	$5.18
Hypothetical[2]	$1,000	$1,020	$5.08

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period May 1, 2012 to October 31, 2012[1]
Retail Class
Actual	$1,000	$1,058	$6.47
Hypothetical[2]	$1,000	$1,019	$6.34

1	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT OCTOBER 31, 2012	27

BBH CORE SELECT
CONFLICTS OF INTEREST
October 31, 2012 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

28

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
October 31, 2012 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT OCTOBER 31, 2012	29

BBH CORE SELECT
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2012 (unaudited)

BBH Core Select hereby designates $12,469,117 as an approximate amount of capital gain dividend for the purpose of dividends paid deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Fund designates up to a maximum of $6,132,108 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2013. In January 2013, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

100% of the ordinary income dividends paid by the Fund during the year ended October 31, 2012 qualifies for the dividends received deduction available to corporate shareholders.

30

TRUSTEES AND OFFICERS OF BBH CORE SELECT
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Core Select includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee^	Other Directorships held by Trustee During Past 5 Years
Independent Trustees
Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with the Predecessor Trust	Managing Director and Chairman of Wellington Shields & Co. LLC (member of New York Stock Exchange (“NYSE”)).	4	Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flowers Foods, Inc. (NYSE listed company)

David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with the Predecessor Trust	Retired.	4	Director of Dreyfus Mutual Funds (59 Funds)

Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	4	None

H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	4	None

Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Consultant to Western World Insurance Group, Inc. (“WWIG”) (January 2010 to January 2012); President and CEO of WWIG (1992-2009).	4	Director of WWIG

FINANCIAL STATEMENT OCTOBER 31, 2012	31

TRUSTEES AND OFFICERS OF BBH CORE SELECT
(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee
Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	4	Chairman of Dillon Trust Company; Chairman of Keswick Management; Director of Domaine Clarence Dillon, Bordeaux, France; and Director of Pinnacle Care International
Interested Trustees
Susan C. Livingston+ 40 Water Street Boston, MA 02109 Birth Date: February 18, 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co., Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	4	None

John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present); General Partner of BBH&Co. (1998 to 2011); President and Principal Executive Officer of the Trust (2008-2011).	4	None

32

TRUSTEES AND OFFICERS OF BBH CORE SELECT
(unaudited)

OFFICERS

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Joined BBH&Co. in 1977 and has been a Partner of the firm since 1995.

Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since September 2001; joined BBH&Co. in 1999.

Mark B. Nixon 140 Broadway New York, NY 10005 Birth Date: January 14, 1963	Assistant Secretary	Since 2007 2006-2007 with the Predecessor Trust	Vice President of BBH&Co. (since October 2006).

Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer	Since 2011	CCO for Brown Brothers Harriman & Co. (June 2011 – present); Partner at Crowell & Moring LLP (from April 2010 to May 2011); CCO of Cowen and Company (from January 2005 to April 2010).

Sue M. Rim-An 140 Broadway New York, NY 10005 Birth Date: September 10, 1970	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering (“AML”) Officer, Vice President of BBH&Co. (September 2007-present); AML Officer at UBS Investment Bank (April 2006-August 2007).

Suzan Barron 50 Milk Street Boston, MA 02109 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. since November 2005.

FINANCIAL STATEMENT OCTOBER 31, 2012	33

TRUSTEES AND OFFICERS OF BBH CORE SELECT
(unaudited)

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alexander Tikonoff 50 Milk Street Boston, MA 02109 Birth Date: December 23, 1974	Assistant Secretary	Since 2009	Assistant Vice President and Investor Services Counsel, BBH&Co. (since August 2006).

Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. (since 2009); Finance and Accounting Consultant at The Siegfried Group (2007-2009).

34

Administrator	Investment Adviser
Brown Brothers Harriman & Co.	Brown Brothers Harriman
140 Broadway	Mutual Fund Advisory
New York, NY 10005	Department
140 Broadway
Distributor	New York, Ny 10005
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, Ny 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Annual Report

OCTOBER 31, 2012

BBH International Equity Fund

BBH INTERNATIONAL EQUITY FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2012

For the 12-month period ended October 31, 2012, The BBH International Equity Fund (the “Fund”) Class N Shares and Class I shares returned 6.05% and 6.31%, net of fees, respectively. The Fund’s benchmark, MSCI Europe, Australasia Far East Index (the “EAFE”)1, returned 4.61% over the same period. The Fund continues to employ two sub-advisers who are monitored by the investment adviser. One sub-adviser, Mondrian Investment Partners Limited (“Mondrian”), employs a value strategy while the other, Walter Scott & Partners Limited (“Walter Scott”), employs a growth strategy. New assets continue to be allocated equally between both sub-advisers.

The Fund outperformed its benchmark during the year due to a combination of stock selection and good sector positioning. Sub-adviser, Mondrian, benefited from solid stock picking in the Consumer Discretionary sector and an underweight to the Materials sector which was hurt by falling commodity prices. Walter Scott’s results were aided by stock selection in the Healthcare sector as well as an overweight to the Consumer Discretionary space. In addition, both sub-advisers profited from a higher-than-index allocation to the emerging markets. Detractors to the Fund’s performance over the fiscal year included Mondrian’s underweight to Financials and Australian companies coupled with overweights to Information Technology and companies in Spain. Mondrian’s defensive hedging of a strengthening Australian dollar, along with an overweight to a weakening Euro also hurt returns as the Euro strengthened against the dollar during the year. On the other hand, Walter Scott suffered mostly as a result of its exposure to Japanese stocks. Walter Scott’s significant overweight to the country and weak stock selection both negatively impacted full year results.

Both managers continued to employ strategies focused on an objective of total return, primarily through capital appreciation, rather than focus on particular benchmarks. They invest in what they believe are quality businesses with clear plans for the future, competitive positions among peers and strong management teams dedicated to increasing shareholder value.

1	MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weight equity index comprising 20 of 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.
2

BBH INTERNATIONAL EQUITY FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2012

Growth of $10,000 Invested in BBH International Equity

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund over the ten years ended October 31, 2012 as compared to the EAFE.

* net of fees and expenses

The annualized gross expense ratios as in the February 28, 2012 prospectus for Class N and Class I shares were 1.16% and 0.92%, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.
FINANCIAL STATEMENT OCTOBER 31, 2012	3

BBH INTERNATIONAL EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH International Equity Fund (a series of BBH Trust) (the “Fund”) as of October 31, 2012, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Fund as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 20, 2012

4

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION
October 31, 2012

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Australia	$46,254,146	8.0%
Belgium	6,726,635	1.2
Brazil	6,161,053	1.1
China	9,212,162	1.6
Denmark	7,544,554	1.3
Finland	4,746,702	0.8
France	62,982,710	10.8
Germany	31,196,200	5.4
Hong Kong	21,304,999	3.7
Israel	6,164,050	1.1
Italy	9,617,856	1.6
Japan	146,341,774	25.2
Netherlands	16,497,106	2.8
Singapore	14,839,737	2.5
Spain	25,870,526	4.5
Sweden	5,882,008	1.0
Switzerland	45,074,227	7.8
Taiwan	10,690,366	1.8
United Kingdom	94,318,089	16.2
Cash and Other Assets in Excess of Liabilities	9,017,681	1.6
NET ASSETS	$580,442,581	100.0%

All data as of October 31, 2012. The Fund’s country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	5

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION (continued)
October 31, 2012

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$14,492,245	2.5%
Communications	40,628,818	7.0
Consumer Cyclical	58,303,826	10.0
Consumer Non-Cyclical	183,443,892	31.6
Diversified	3,398,569	0.6
Energy	63,166,405	10.8
Financials	76,909,986	13.2
Industrials	60,098,905	10.4
Technology	32,274,497	5.5
Utilities	38,707,757	6.8
Cash and Other Assets in Excess of Liabilities	9,017,681	1.6
NET ASSETS	$580,442,581	100.0%

All data as of October 31, 2012. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2012

Shares		Value
	COMMON STOCKS (98.4%)
	AUSTRALIA (8.0%)
	CONSUMER NON-CYCLICAL
454,000	Coca-Cola Amatil, Ltd.	$6,323,086
60,300	Cochlear, Ltd.	4,446,526
170,700	CSL, Ltd.	8,383,411
218,000	Woolworths, Ltd.	6,639,144
		25,792,167
	ENERGY
176,000	Woodside Petroleum, Ltd.	6,263,378
	FINANCIALS
1,132,489	AMP, Ltd.	5,376,825
322,340	QBE Insurance Group, Ltd.	4,415,203
		9,792,028
	INDUSTRIALS
538,886	Amcor, Ltd.	4,406,573
	Total Australia	46,254,146

	BELGIUM (1.2%)
	CONSUMER NON-CYCLICAL
147,000	Colruyt SA	6,726,591
	FINANCIALS
5,618	Ageas[1]	44
	Total Belgium	6,726,635

	BRAZIL (1.1%)
	ENERGY
300,100	Petroleo Brasileiro SA ADR	6,161,053
	Total Brazil	6,161,053

	CHINA (1.6%)
	ENERGY
809,000	China Shenhua Energy Co., Ltd. (H Shares)	3,439,738
2,803,000	CNOOC, Ltd.	5,772,424
	Total China	9,212,162

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	7

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Shares		Value
	COMMON STOCKS (continued)
	DENMARK (1.3%)
	CONSUMER NON-CYCLICAL
47,000	Novo Nordisk AS (B Shares)	$7,544,554
	Total Denmark	7,544,554

	FINLAND (0.8%)
	INDUSTRIALS
66,200	Kone OYJ (B Shares)	4,746,702
	Total Finland	4,746,702

	FRANCE (10.8%)
	COMMUNICATIONS
579,368	France Telecom SA	6,472,034
	CONSUMER NON-CYCLICAL
231,271	Carrefour SA	5,588,971
73,800	Cie Generale d’Optique Essilor International SA	6,659,140
98,000	Danone SA	6,032,918
50,300	L’Oreal SA	6,417,812
85,852	Sanofi-Aventis SA	7,559,993
		32,258,834
	ENERGY
156,528	Total SA	7,877,092
	FINANCIALS
80,471	Societe Generale SA1	2,576,539
	INDUSTRIALS
157,529	Compagnie de Saint-Gobain	5,558,043
95,422	Vallourec SA	3,932,417
97,039	Vinci SA	4,307,751
		13,798,211
	Total France	62,982,710

	GERMANY (5.4%)
	COMMUNICATIONS
583,691	Deutsche Telekom AG	6,662,282

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Shares		Value
	COMMON STOCKS (continued)
	GERMANY (continued)
	CONSUMER CYCLICAL
79,000	Adidas AG	$6,728,247
54,544	Daimler AG	2,546,017
		9,274,264
	TECHNOLOGY
91,400	SAP AG	6,656,319
	UTILITIES
188,338	RWE AG	8,603,335
	Total Germany	31,196,200

	HONG KONG (3.7%)
	COMMUNICATIONS
533,000	China Mobile, Ltd.	5,907,845
	DIVERSIFIED
55,200	Jardine Matheson Holdings, Ltd.	3,398,569
	UTILITIES
622,000	CLP Holdings, Ltd.	5,296,502
2,517,084	Hong Kong & China Gas Co., Ltd.	6,702,083
		11,998,585
	Total Hong Kong	21,304,999

	ISRAEL (1.1%)
	CONSUMER NON-CYCLICAL
152,500	Teva Pharmaceutical Industries, Ltd. ADR	6,164,050
	Total Israel	6,164,050

	ITALY (1.6%)
	ENERGY
287,015	ENI SpA	6,576,931
	FINANCIALS
1,882,325	Intesa Sanpaolo SpA	3,040,925
	Total Italy	9,617,856

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	9

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (25.2%)
	BASIC MATERIALS
140,500	Shin-Etsu Chemical Co., Ltd.	$7,915,148
	COMMUNICATIONS
49,000	Trend Micro, Inc.	1,371,725
	CONSUMER CYCLICAL
199,300	Denso Corp.	6,236,457
177,100	Honda Motor Co., Ltd.	5,318,759
16,800	Nintendo Co., Ltd.	2,161,938
219,200	Seven & I Holdings Co., Ltd.	6,749,769
49,300	Shimamura Co., Ltd.	5,130,561
118,700	Toyota Motor Corp.	4,583,379
		30,180,863
	CONSUMER NON-CYCLICAL
133,400	Astellas Pharma, Inc.	6,614,728
329,700	Chugai Pharmaceutical Co., Ltd.	6,670,512
212,700	Kao Corp.	5,965,368
161,200	Takeda Pharmaceutical Co., Ltd.	7,469,507
		26,720,115
	ENERGY
915	Inpex Corp.	5,192,614
	FINANCIALS
260,900	Aeon Mall Co., Ltd.	6,755,921
69,200	Daito Trust Construction Co., Ltd.	6,979,213
162,000	Mitsubishi Estate Co., Ltd.	3,215,982
415,100	Tokio Marine Holdings, Inc.	10,983,636
		27,934,752
	INDUSTRIALS
174,600	Daikin Industries, Ltd.	4,813,100
41,700	FANUC Corp.	6,678,532
339,800	Hoya Corp.	6,874,368
26,625	Keyence Corp.	7,045,999
320,300	Komatsu, Ltd.	6,686,746
		32,098,745

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	TECHNOLOGY
377,200	Canon, Inc.	$12,112,641
62,700	Tokyo Electron Ltd.	2,815,171
		14,927,812
	Total Japan	146,341,774

	NETHERLANDS (2.8%)
	COMMUNICATIONS
294,388	Reed Elsevier NV	3,954,427
	CONSUMER NON-CYCLICAL
521,437	Koninklijke Ahold NV	6,645,849
	ENERGY
172,138	Royal Dutch Shell, Plc. (A Shares)	5,896,830
	Total Netherlands	16,497,106

	SINGAPORE (2.5%)
	COMMUNICATIONS
1,517,000	Singapore Telecommunications, Ltd.	3,990,290
	FINANCIALS
590,134	DBS Group Holdings, Ltd.	6,736,763
275,720	United Overseas Bank, Ltd.	4,112,684
		10,849,447
	Total Singapore	14,839,737

	SPAIN (4.5%)
	COMMUNICATIONS
489,433	Telefonica SA	6,465,753
	CONSUMER CYCLICAL
60,600	Inditex SA	7,724,594
	FINANCIALS
430,828	Banco Santander SA	3,247,802
	UTILITIES
1,630,903	Iberdrola SA	8,432,377
	Total Spain	25,870,526

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	11

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Shares		Value
	COMMON STOCKS (continued)
	SWEDEN (continued)
	CONSUMER CYCLICAL
173,400	Hennes & Mauritz AB (B Shares)	$5,882,008
	Total Sweden	5,882,008

	SWITZERLAND (7.8%)
	BASIC MATERIALS
16,800	Syngenta AG	6,577,097
	CONSUMER NON-CYCLICAL
95,500	Nestle SA	6,065,381
232,013	Novartis AG	13,989,688
3,190	SGS SA	6,756,329
		26,811,398
	FINANCIALS
26,861	Zurich Insurance Group AG1	6,637,058
	INDUSTRIALS
279,313	ABB, Ltd.[1]	5,048,674
	Total Switzerland	45,074,227

	TAIWAN (1.8%)
	TECHNOLOGY
1,556,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,724,686
375,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,965,680
	Total Taiwan	10,690,366

	UNITED KINGDOM (16.2%)
	COMMUNICATIONS
2,140,304	Vodafone Group, Plc.	5,804,462
	CONSUMER CYCLICAL
477,864	Compass Group, Plc.	5,242,097
	CONSUMER NON-CYCLICAL
325,974	GlaxoSmithKline, Plc.	7,286,234
105,200	Reckitt Benckiser Group, Plc.	6,366,936
535,400	Smith & Nephew, Plc.	5,653,647
2,644,119	Tesco, Plc.	13,646,834

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Shares			Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	CONSUMER NON-CYCLICAL (continued)
198,314	Unilever, Plc.		$7,383,501
1,028,000	WM Morrison Supermarkets, Plc.		4,443,182
			44,780,334
	ENERGY
516,487	BG Group, Plc.		9,566,399
900,213	BP, Plc.		6,419,946
			15,986,345
	FINANCIALS
688,000	HSBC Holdings, Plc.		6,762,468
256,274	Standard Chartered, Plc.		6,068,923
			12,831,391
	UTILITIES
1,277,000	Centrica, Plc.		6,674,657
263,471	National Grid, Plc.		2,998,803
			9,673,460
	Total United Kingdom		94,318,089
	TOTAL COMMON STOCKS (Identified cost $476,222,883)		571,424,900
TOTAL INVESTMENTS IN SECURITIES (Identified cost $476,222,883)[2]		98.4%	$571,424,900
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		1.6	9,017,681
NET ASSETS		100.0%	$580,442,581

1	Non-income producing security.
2	The aggregate cost for federal income tax purposes is $480,580,683, the aggregate gross unrealized appreciation is $143,388,773 and the aggregate gross unrealized depreciation is $52,544,556, resulting in net unrealized appreciation of $90,844,217.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	13

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	15

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2012
Australia	$—	$46,254,146	$—	$46,254,146
Belgium	—	6,726,635	—	6,726,635
Brazil	6,161,053	—	—	6,161,053
China	—	9,212,162	—	9,212,162
Denmark	—	7,544,554	—	7,544,554
Finland	—	4,746,702	—	4,746,702
France	—	62,982,710	—	62,982,710
Germany	—	31,196,200	—	31,196,200
Hong Kong	—	21,304,999	—	21,304,999
Israel	6,164,050	—	—	6,164,050
Italy	—	9,617,856	—	9,617,856
Japan	—	146,341,774	—	146,341,774
Netherlands	—	16,497,106	—	16,497,106
Singapore	—	14,839,737	—	14,839,737
Spain	—	25,870,526	—	25,870,526
Sweden	—	5,882,008	—	5,882,008
Switzerland	—	45,074,227	—	45,074,227
Taiwan	5,965,680	4,724,686	—	10,690,366
United Kingdom	—	94,318,089	—	94,318,089
Total Investments,
at value	$18,290,783	$553,134,117	$—	$571,424,900
Other Financial Instruments, at value
Forward Foreign Currency
Exchange Contracts	—	(24,569)	—	(24,569)
Other Financial
Instruments, at value	$—	$(24,569)	$—	$(24,569)

*	The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of October 31, 2012, based on the valuation input Levels on October 31, 2011.

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012

ASSETS:
Investments in securities, at value (Identified cost $476,222,883)	$571,424,900
Cash	15,301,322
Foreign currency at value (Identified cost $72,397)	72,397
Receivables for:
Dividends	2,122,060
Shares sold	795,000
Investments sold	90,751
Prepaid assets	16,818
Total Assets	589,823,248
LIABILITIES:
Payables for:
Shares redeemed	8,446,732
Investment advisory and administrative fees	397,365
Investments purchased	213,200
Shareholder servicing fees	107,543
Custody and fund accounting fees	85,550
Professional fees	55,516
Unrealized depreciation of forward foreign exchange currency contracts	24,569
Transfer agent fees	4,235
Distribution fees	3,463
Board of Trustees’ fees	2,423
Accrued expenses and other liabilities	40,071
Total Liabilities	9,380,667
NET ASSETS	$580,442,581
Net Assets Consist of:
Paid-in capital	$559,369,008
Undistributed net investment income	12,088,358
Accumulated net realized loss on investments in securities
and foreign exchange transactions	(86,156,970)
Net unrealized appreciation/(depreciation) on investments in
securities and foreign currency translations	95,142,185
Net Assets	$580,442,581

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($509,975,246 ÷ 39,084,743 shares outstanding)	$13.05

CLASS I SHARES
($70,467,335 ÷ 5,388,719 shares outstanding)	$13.08

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	17

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
October 31, 2012

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $1,583,453)	$18,862,738
Interest and other income	9,496
Total Income	18,872,234
Expenses:
Investment advisory and administrative fees	4,497,559
Shareholder servicing fees	1,213,335
Custody and fund accounting fees	369,759
Board of Trustees’ fees	105,482
Professional fees	77,308
Transfer agent fees	27,036
Distribution fees	18,621
Miscellaneous expenses	118,741
Total Expenses	6,427,841
Expense offset arrangement	(10,571)
Net Expenses	6,417,270
Net Investment Income	12,454,964
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(15,442,136)
Net realized gain on foreign exchange transactions and translations	341,101
Net realized loss on investments in securities and foreign
exchange transactions and translations	(15,101,035)
Net change in unrealized appreciation/(depreciation) on
investments in securities	28,653,940
Net change in unrealized appreciation/(depreciation) on
foreign currency translations	199,323
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	28,853,263
Net Realized and Unrealized Gain	13,752,228
Net Increase in Net Assets Resulting from Operations	$26,207,192

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2012	2011
INCREASE IN NET ASSETS:
Operations:
Net investment income	$12,454,964	$14,623,331
Net realized loss on investments in securities and
foreign exchange transactions and translations	(15,101,035)	(5,335,734)
Net change in unrealized appreciation/(depreciation)
on investments in securities and foreign currency
translations	28,853,263	(24,867,244)
Net increase (decrease) in net assets resulting
from operations	26,207,192	(15,579,647)
Dividends and distributions declared:
From net investment income:
Class N	(12,639,676)	(8,838,088)
Class I	(2,317,229)	(1,536,953)
Total dividends and distributions declared	(14,956,905)	(10,375,041)
Share transactions:
Proceeds from sales of shares	73,201,504	179,112,132
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	14,655,112	10,220,217
Proceeds from short-term redemption fees	3,071	2,734
Cost of shares redeemed	(259,184,423)	(77,140,248)
Net increase (decrease) in net assets resulting
from share transactions	(171,324,736)	112,194,835
Total increase (decrease) in net assets	(160,074,449)	86,240,147
NET ASSETS:
Beginning of year	740,517,030	654,276,883
End of year (including undistributed net investment
income of $12,088,358 and $14,003,977, respectively)	$580,442,581	$740,517,030

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	19

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.66	$13.05	$11.98	$10.73	$18.53
Income from investment operations:
Net investment income[1]	0.27	0.26	0.23	0.21	0.32
Net realized and unrealized gain (loss)	0.45	(0.45)	1.03	1.74	(7.06)
Total income (loss) from investment
operations	0.72	(0.19)	1.26	1.95	(6.74)
Less dividends and distributions:
From net investment income	(0.33)	(0.20)	(0.19)	(0.37)	(0.27)
From net realized gains	—	—	—	(0.33)	(0.79)
Total dividends and distributions	(0.33)	(0.20)	(0.19)	(0.70)	(1.06)
Net asset value, end of year	$13.05	$12.66	$13.05	$11.98	$10.73
Total return	6.05%	(1.49)%	10.61%	19.69%	(38.30)%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$510	$644	$573	$471	$412
Ratio of expenses to average net assets
before reductions	1.17%	1.16%	1.17%	1.19%	1.13%
Expense offset arrangement	0.00%[2]	0.00%[2]	0.00%[2]	0.01%	0.00%[2]
Ratio of expenses to average net assets
after reductions	1.17%	1.16%	1.17%	1.18%	1.13%
Ratio of net investment income to
average net assets	2.18%	1.98%	1.85%	2.04%	2.09%
Portfolio turnover rate	12%	13%	11%	34%	19%

1	Calculated using average shares outstanding for the year.
2	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

20

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each year.

	For the years ended October 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$12.70	$13.09	$12.01	$10.77	$18.59
Income from investment operations:
Net investment income[1]	0.30	0.29	0.24	0.24	0.35
Net realized and unrealized gain (loss)	0.45	(0.45)	1.05	1.75	(7.07)
Total income (loss) from investment
operations	0.75	(0.16)	1.29	1.99	(6.72)
Less dividends and distributions:
From net investment income	(0.37)	(0.23)	(0.21)	(0.42)	(0.31)
From net realized gains	—	—	—	(0.33)	(0.79)
Total dividends and distributions	(0.37)	(0.23)	(0.21)	(0.75)	(1.10)
Net asset value, end of year	$13.08	$12.70	$13.09	$12.01	$10.77
Total return	6.31%	(1.26)%	10.88%	20.01%	(38.12)%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$70	$97	$82	$39	$26
Ratio of expenses to average net assets
before reductions	0.94%	0.92%	0.93%	0.93%	0.88%
Expense offset arrangement	0.00%[2]	0.01%	0.00%[2]	0.00%[2]	0.00%[2]
Ratio of expenses to average net assets
after reductions	0.94%	0.91%	0.93%	0.93%	0.88%
Ratio of net investment income to
average net assets	2.42%	2.22%	1.96%	2.29%	2.32%
Portfolio turnover rate	12%	13%	11%	34%	19%

1	Calculated using average shares outstanding for the year.
2	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	21

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2012

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of October 31, 2012, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before the Fund’s net asset value is next determined, then those securities will be valued at fair value as determined in good faith under the supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
22

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of October 31, 2012, the Fund held the following open forward foreign currency contracts including appreciation/(depreciation) as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Forward Foreign Currency Exchange Contracts:

Foreign Currency	Local Currency	Base Currency	Market Counterparty	Value	Unrealized Settlement Date	(Loss)
Contracts to Sell:
Australian Dollar	11,260,000	11,593,093	Northern Trust Corp.	$24,569	January 31, 2013	$(24,569)

Net Unrealized (Loss) on Open Forward Foreign Currency Exchange Contracts						$(24,569)

During the year ended October 31, 2012, the average monthly cost of forward foreign currency exchange contracts was $14,782,526. The corresponding volumes for the year ranged from $11,090,875 to $30,447,348.
FINANCIAL STATEMENT OCTOBER 31, 2012	23

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

Fair Values of Derivative Instruments as of October 31, 2012

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency	Unrealized		Unrealized
Exchange Contracts	appreciation		depreciation
	of forward foreign		of forward foreign
	currency exchange		currency exchange
	contracts	—	contracts	$24,569	*
Total		—		$24,569

*	Includes cumulative appreciation/depreciation of forward foreign exchange currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Forward Foreign Currency Exchange Contracts on the Statement of Operations

Net Realized Gain on Foreign Exchange Transactions and Translations	$398,102
Net Change in Unrealized Appreciation/(Depreciation) on Foreign
Currency Translations	$232,634

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

24

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC 740”) Income Taxes. ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized

FINANCIAL STATEMENT OCTOBER 31, 2012	25

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

tax benefits as of October 31, 2012 nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2012, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, were generally declared and paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2012:	$14,956,905	—	$14,956,905	—	$14,956,905
2011:	10,375,041	—	10,375,041	—	10,375,041

As of October 31, 2012 and 2011, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)

2012:	$12,063,789	—	$—	$(81,799,171)	—	$90,808,954	$21,073,572
2011:	13,937,099	—	13,937,099	(67,895,179)	—	63,781,365	9,823,285

As of October 31, 2012, the Fund’s net capital loss carry forward expires as follows:

	Expiration Date	Amount
Pre-December 31, 2010 Capital Losses	10/31/2017	$62,728,716
	10/31/2019	5,166,463
Post December 31, 2010 Capital Losses	No Expiration	13,903,992
Total capital loss carry forward		$81,799,171

26

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid for tax purposes may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the implications of this ASU and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” The ASU establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”) and is effective for interim and annual periods beginning after December 15, 2011. Management adopted ASU No. 2011-04 effective January 1, 2012 and has concluded that the adoption of ASU No. 2011-04 does not have a material impact on the Fund’s financial statements and the accompanying notes.

FINANCIAL STATEMENT OCTOBER 31, 2012	27

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

In April 2011, the FASB released ASU No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (“ASC”) Topic 860, “Transfers and Servicing;” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 did not have a material impact on the Fund’s financial statements and the accompanying notes, net assets or results of operations.

4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets among the Fund’s sub-advisers, currently Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub-advisers”). The Sub-advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-advisers and evaluates their performance results. BBH also provides administrative services to the Fund. For the period November 1, 2011 to December 31, 2011 the Fund paid a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. Effective January 1, 2012 the Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to at 0.80% per annum on the first $1,000,000,000 of average daily net assets and 0.70% per annum on all average daily net assets over $1,000,000,000. The Investment Adviser pays each Sub-adviser a percentage from its investment advisory and administrative fees. For the year ended October 31, 2012, the Fund incurred $4,497,559 for services under the Agreement.
B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the year ended October 31, 2012, Class N shares of the Fund incurred $1,213,335 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of average daily net assets, 0.02% per annum on the next
28

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

$400,000,000 of average daily net assets and 0.01% per annum on all average daily net assets over $500,000,000. For the year ended October 31, 2012, the Fund incurred $369,759 in custody and fund accounting fees. These fees for the Fund were reduced by $10,571 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2012, was $5,617.

As a result of a review of custodial and related transactional services that BBH provided to the Fund, BBH made a payment of $679,639 to the Fund during the year to offset an overpayment for services that BBH provided to the Fund during the period 2002 through 2012. Such amount is included in the income statement as part of the net realized loss on investments in securities.

D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2012, the Fund incurred $105,482 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the year ended October 31, 2012, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $69,449,534 and $240,230,779, respectively.
FINANCIAL STATEMENT OCTOBER 31, 2012	29

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N shares and Class I shares were as follows:

	For the year ended October 31, 2012		For the year ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	5,805,191	$72,401,429	11,782,805	$156,407,532
Shares issued in connection
with reinvestments
of dividends	1,086,716	12,529,835	678,671	8,775,209
Proceeds from short-term
redemption fees	NA	3,071	NA	2,734
Shares redeemed	(18,659,675)	(228,179,517)	(5,478,647)	(71,585,240)
Net increase (decrease)	(11,767,768)	$(143,245,182)	6,982,829	$93,600,235
Class I
Shares sold	61,403	$800,075	1,682,143	$22,704,600
Shares issued in connection
with reinvestments
of dividends	184,326	2,125,277	111,584	1,445,008
Proceeds from short-term
redemption fees	NA	—	NA	—
Shares redeemed	(2,485,499)	(31,004,906)	(411,923)	(5,555,008)
Net increase (decrease)	(2,239,770)	$(28,079,554)	1,381,804	$18,594,600

30

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to the assumption of large positions in securities of a small number of issuers (non-diversification risk), prohibition of, or restrictions on, the ability to transfer currency, securities and other assets (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk), or investment styles of the Sub-advisers not complementing each other (multi-manager risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that may have occurred since October 31, 2012 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review, nothing was discovered which would require disclosure within or adjustment to the financial statements.
FINANCIAL STATEMENT OCTOBER 31, 2012	31

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES
October 31, 2012 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

32

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2012 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period May 1, 2012 to October 31, 2012[1]
Class N
Actual	$1,000	$1,028	$5.91
Hypothetical[2]	$1,000	$1,019	$5.89

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period May 1, 2012 to October 31, 2012[1]
Class I
Actual	$1,000	$1,030	$4.69
Hypothetical[2]	$1,000	$1,021	$4.67

1	Expenses are equal to the Fund’s annualized expense ratio of 1.16% and 0.92% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT OCTOBER 31, 2012	33

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST
October 31, 2012 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. The SID currently does not direct brokerage transactions for BBH International Equity Fund.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

34

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST (continued)
October 31, 2012 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT OCTOBER 31, 2012	35

BBH INTERNATIONAL EQUITY FUND
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2012 (unaudited)

Under Section 854(b)(2) of the Code, the Fund designates up to a maximum of $14,956,904 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2012. In January 2013, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2012. Shareholders are advised to check with their personal tax advisers for information on the treatment of these amounts on their individual income tax returns. The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

Foreign Source Income	Foreign Taxes Paid
$20,450,537	$1,583,453

36

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
(unaudited)

Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH International Equity Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee^	Other Directorships held by Trustee During Past 5 Years
Independent Trustees
Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with the Predecessor Trust	Managing Director and Chairman of Wellington Shields & Co. LLC (member of New York Stock Exchange (“NYSE”)).	4	Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flowers Foods, Inc. (NYSE listed company)

David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with the Predecessor Trust	Retired.	4	Director of Dreyfus Mutual Funds (59 Funds)

Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	4	None

H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	4	None

Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Consultant to Western World Insurance Group, Inc. (“WWIG”) (January 2010 to January 2012); President and CEO of WWIG (1992-2009).	4	Director of WWIG

FINANCIAL STATEMENT OCTOBER 31, 2012	37

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
(unaudited)

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee^	Other Directorships held by Trustee During Past 5 Years
Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	4	Chairman of Dillon Trust Company; Chairman of Keswick Management; Director of Domaine Clarence Dillon, Bordeaux, France; and Director of Pinnacle Care International
Interested Trustees
Susan C. Livingston+ 40 Water Street Boston, MA 02109 Birth Date: February 18, 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co., Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	4	None

John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present); General Partner of BBH&Co. (1998 to 2011); President and Principal Executive Officer of the Trust (2008-2011).	4	None

38

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
(unaudited)

OFFICERS

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Joined BBH&Co. in 1977 and has been a Partner of the firm since 1995.

Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since September 2001; joined BBH&Co. in 1999.

Mark B. Nixon 140 Broadway New York, NY 10005 Birth Date: January 14, 1963	Assistant Secretary	Since 2007 2006-2007 with the Predecessor Trust	Vice President of BBH&Co. (since October 2006).

Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer	Since 2011	CCO for Brown Brothers Harriman & Co. (June 2011 – present); Partner at Crowell & Moring LLP (from April 2010 to May 2011); CCO of Cowen and Company (from January 2005 to April 2010).

Sue M. Rim-An 140 Broadway New York, NY 10005 Birth Date: September 10, 1970	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering (“AML”) Officer, Vice President of BBH&Co. (September 2007-present); AML Officer at UBS Investment Bank (April 2006-August 2007).

Suzan Barron 50 Milk Street Boston, MA 02109 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. since November 2005.

FINANCIAL STATEMENT OCTOBER 31, 2012	39

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
(unaudited)

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alexander Tikonoff 50 Milk Street Boston, MA 02109 Birth Date: December 23, 1974	Assistant Secretary	Since 2009	Assistant Vice President and Investor Services Counsel, BBH&Co. (since August 2006).

Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. (since 2009); Finance and Accounting Consultant at The Siegfried Group (2007-2009).

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Administrator	Investment Adviser
Brown Brothers Harriman & Co.	Brown Brothers Harriman
140 Broadway	Mutual Fund Advisory
New York, NY 10005	Department
140 Broadway
Distributor	New York, Ny 10005
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, Ny 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

There is no affiliation between ALPS Distributors, Inc., BBH, Mondrian, or Walter Scott.

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Annual Report

OCTOBER 31, 2012

BBH Limited Duration Fund
(Formerly BBH Broad Market Fund)

BBH LIMITED DURATION FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2012

Since our letter as of October 31, 2011, the (newly renamed) BBH Limited Duration Fund (the “Fund”) has returned 3.13% for Class N shareholders and 3.31% for Class I shareholders, net of fees, well in excess of the Barclays 1-3 year Treasury Index1 at 0.42% or inflation at 1.87%. The Fund earned these returns while maintaining a substantially lower exposure to interest rate changes than the 1-3 year indexes. We are gratified by our ongoing success in achieving positive returns in excess of inflation with a low risk profile over intermediate periods. This is a solid result, especially when many other shorter duration and money market investors are losing money after inflation. Today, even a ten-year Treasury Bond yields less than the last twelve months’ inflation.

Unlike most of 2011, the last ten months provided an extremely supportive environment for credit. The rest of the investing world has come to agree with our view that last year’s uneasiness created a compelling opportunity in credit. The stabilization of the European Banking System, along with inflows to investment grade mutual funds of $122 billion in 2012, has helped to drive spreads (the difference between the yield on credit instruments and similar Treasury instruments) down over 112 basis points (hundredths of a percent) from their highs of last November. We hold many financial issuers in the Limited Duration Fund, and have benefited from a compression in financial spreads of just over 200 bps since last November’s highs. Many longer-duration corporate bonds achieved double-digit returns over the period. Our strategy of investing in some of these longer issues, while reducing the associated interest rate risk through futures, proved a big positive to returns, far more attractive than what could have been achieved holding exclusively shorter instruments.

Over the last twelve months, we achieved returns significantly higher than the Fund’s current yield at the beginning of the period. Going forward, we cannot rely on a bull market to produce a repeat performance. Last year, our valuation models suggested about two-thirds of the credit market was undervalued, making it a fertile value-seeking environment for our analysts. Today that number stands closer to one-third, and even those bonds we see as undervalued are much closer to full value. Fortunately, even in the face of a fully-valued market we can still find idiosyncratically undervalued securities. Today the Fund owns many so-called “off-the-run” asset-backed securities that have extremely strong collateral backing but trade at a discount to the market benchmark credit card and prime auto securities. Our strong position and reputation in the asset backed securities (ABS) market prompted dealers to bring us some excellent opportunities at attractive yields, such as a repackaged group of store leases guaranteed by CVS Corporation, which you will see listed as “Blue Wing” in our holdings.

1	The Barclays Capital U.S. 1-3 Year Treasury Bond Index (“BCTSY”) measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. The BCTSY is a short term index. Investments cannot be made in an index.
2

BBH LIMITED DURATION FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2012

Last year we found opportunities in financials that we felt could survive a bad Eurozone outcome. Today, despite the fact that the long term picture in Europe is little changed, eurozone-exposed financials offer far less compensation for the risk. While Europe is no doubt in recession, and the US still risks a slow down from the “fiscal cliff,” recognizing a slowdown is very different from forecasting that high quality cyclical industrials will default due to that slow down. As ever, financial markets over-react, so we have seen a few opportunities in metals and petrochemicals where we find durable credits at attractive prices. We are also keeping a bit more government credit in the portfolio as “dry powder” in case the flow into mutual funds reverses and we can pick up some value from forced sales. As of October 31, we hold over 20 percent in cash, Treasuries and agency mortgage backed securities (MBS) in the Limited Duration Fund, whereas a year ago we held about half that amount.

Compared to the last few years, duration contributed only modest returns in the bond market. We expect more of the same — yields can’t go down too much more, but the risk of rate rise, while unpredictable, is large and uncompensated in today’s bond market. While we do not forecast an immediate hike in rates, we find little value in longer instruments, unless we can lock in an attractive additional credit spread. We invest based on value, not directional forecasts. Thus the Fund remains well short of even our relatively short benchmark.

We are honored with your confidence and the privilege of managing your capital.

FINANCIAL STATEMENT OCTOBER 31, 2012	3

BBH LIMITED DURATION FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2012

Growth of $10,000 Invested in BBH Limited Duration

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund over the ten years ended October 31, 2012 as compared to the BCTSY.

* net of fees and expenses

The annualized gross expense ratios as in the February 28, 2012 prospectus for Class N and Class I shares were 0.51% and 0.30%, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Barclays Capital U.S. 1-3 Year Treasury Bond Index (“BCTSY”) has been adjusted to reflect reinvestment of dividends on securities in the index. The BCTSY is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investments cannot be made in the index.
4

BBH LIMITED DURATION FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Limited Duration Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Limited Duration Fund (formerly BBH Broad Market Fund) (a series of BBH Trust) (the “Fund”) as of October 31, 2012, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Limited Duration Fund (formerly BBH Broad Market Fund) as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 20, 2012

FINANCIAL STATEMENT OCTOBER 31, 2012	5

BBH LIMITED DURATION FUND
PORTFOLIO ALLOCATION
October 31, 2012

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,075,887,782	36.6%
Collateralized Mortgage Backed Securities	76,070,913	2.6
Corporate Bonds	1,110,307,276	37.7
Municipal Bonds	97,076,371	3.3
U.S. Government Agency Obligations	69,538,566	2.4
Certificates of Deposit	131,935,766	4.5
Commercial Paper	240,000,000	8.2
U.S. Treasury Bills	166,495,208	5.6
Liabilities in Excess of Cash and Other Assets	(26,637,758)	(0.9)
NET ASSETS	$2,940,674,124	100.0%

All data as of October 31, 2012. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (36.6%)
$35,000,000	Ally Master Owner Trust 2010-2[1]	04/15/17	4.250%	$37,704,905
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,686,459
2,750,000	American Express Credit Account
	Master Trust 2008-4[2]	11/15/16	1.614	2,804,827
2,750,000	American Express Credit Account
	Master Trust 2008-9[2]	04/15/16	1.814	2,788,019
8,791,460	AmeriCredit Automobile Receivables
	Trust 2010-3	04/08/15	1.140	8,813,579
9,635,000	AmeriCredit Automobile Receivables
	Trust 2011-3	01/08/16	1.170	9,694,178
6,700,000	AmeriCredit Automobile Receivables
	Trust 2011-4	05/09/16	1.170	6,749,051
7,347,000	AmeriCredit Automobile Receivables
	Trust 2012-2	10/10/17	2.640	7,511,198
12,290,000	AmeriCredit Automobile Receivables
	Trust 2012-3	05/08/18	2.420	12,688,417
8,660,174	ARI Fleet Lease Trust 2010-A 2012-A1,2	03/15/20	0.764	8,686,189
8,900,000	Avis Budget Rental Car Funding
	AESOP LLC 2009-2A1	02/20/14	5.680	8,982,147
3,000,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-3A1	05/20/16	4.640	3,251,859
25,300,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-5A1	03/20/17	3.150	26,868,043
13,117,628	Axis Equipment Finance Receivables
	LLC 2012-1A1	03/20/15	1.250	13,084,834
7,030,310	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	7,077,174
13,380,000	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	13,436,972
15,175,000	Cabela’s Master Credit Card
	Trust 2010-2A1,2	09/17/18	0.914	15,322,956
29,715,000	Cabela’s Master Credit Card
	Trust 2012-1A1,2	02/18/20	0.744	29,927,106
18,220,000	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	18,307,110
3,373,194	CarNow Auto Receivables
	Trust 2012-1A1	01/15/15	2.090	3,374,905

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	7

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$6,800,000	Chase Issuance Trust 2008-A10[2]	08/17/15	0.964%	$6,840,759
19,430,000	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.469	19,571,198
22,710,000	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.969	22,764,754
16,440,000	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.661	16,440,000
19,051,988	CitiFinancial Auto Issuance Trust 2009-1[1]	08/15/16	3.150	19,188,420
608,084	CNH Equipment Trust 2010-B	11/17/14	1.030	609,222
18,500,000	CNH Wholesale Master Note
	Trust 2011-1A1,2	12/15/15	1.014	18,514,485
8,140,000	Credit Acceptance Auto Loan
	Trust 2012-1A1	09/16/19	2.200	8,191,119
3,000,000	Credit Acceptance Auto Loan
	Trust 2012-1A1	03/16/20	3.120	3,024,801
8,860,000	Credit Acceptance Auto Loan
	Trust 2012-2A1	03/16/20	1.520	8,860,806
13,800,000	DSC Floorplan Master Owner
	Trust 2011-1[1]	03/15/16	3.910	14,115,606
12,324,256	Enterprise Fleet Financing LLC 2011-2[1]	10/20/16	1.430	12,363,201
13,425,093	Enterprise Fleet Financing LLC 2011-3[1]	05/20/17	1.620	13,527,406
10,350,000	Enterprise Fleet Financing LLC 2012-1[1]	11/20/17	1.140	10,411,417
8,120,000	Enterprise Fleet Financing LLC 2012-2[1]	04/20/18	0.720	8,123,297
15,623,051	Exeter Automobile Receivables
	Trust 2012-1A1	08/15/16	2.020	15,749,160
13,086,734	Exeter Automobile Receivables
	Trust 2012-2A1	06/15/17	1.300	13,090,045
384,120	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	384,293
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,527,270
7,450,000	Ford Credit Floorplan Master Owner
	Trust 2010-1[1,2]	12/15/14	1.864	7,468,871
1,500,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1,2]	02/15/17	1.914	1,546,875
30,250,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1]	02/15/17	4.200	32,610,498
1,500,000	GE Capital Credit Card Master Note
	Trust 2010-3	06/15/16	2.210	1,516,719

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,940,000	GE Dealer Floorplan Master Note
	Trust 2011-1[2]	07/20/16	0.811%	$3,957,060
17,450,000	GE Dealer Floorplan Master Note
	Trust 2012-2[2]	04/22/19	0.961	17,636,732
26,091,000	Global SC Finance SRL 2012-1A1	07/19/27	4.110	27,278,949
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	10,217,264
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	35,158,523
8,350,000	HLSS Servicer Advance Receivables
	Backed Notes 2012-T2[1]	10/15/45	1.990	8,391,098
14,800,000	Honda Auto Receivables Owner
	Trust 2012-1	01/15/16	0.770	14,897,162
15,620,000	Huntington Auto Trust 2011-1A1	11/15/16	1.310	15,858,392
511,544	Leaf II Receivables Funding LLC 2010-3[1]	06/20/16	3.450	511,288
4,827,623	Leaf II Receivables Funding LLC 2011-1[1]	12/20/18	1.700	4,779,830
12,270,000	Leaf II Receivables Funding LLC 2012-1[1]	10/15/16	1.250	12,252,745
1,321,951	Mercedes-Benz Auto Receivables
	Trust 2009-1	01/15/14	1.670	1,324,641
566,562	MMAF Equipment Finance LLC 2009-AA1	11/15/13	2.370	566,959
11,500,000	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	11,895,450
14,790,000	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	14,925,314
22,560,000	Montana Higher Education Student
	Assistance Corp. 2012-1[2]	05/20/30	1.211	22,296,003
3,590,000	Motor PLC 12A1	02/25/20	1.286	3,536,238
40,000,000	Nissan Master Owner Trust
	Receivables 2010-AA1,2	01/15/15	1.364	40,081,880
17,300,000	Nordstrom Private Label Credit Card
	Master Note Trust 2011-1A1	11/15/19	2.280	17,989,716
14,840,692	North Carolina State Education
	Assistance Authority 2012-1[2]	07/25/39	1.140	14,977,226
20,500,000	Penarth Master Issuer, Plc. 2011-1A1,2	05/18/15	0.863	20,489,750
3,452,297	Santander Drive Auto Receivables
	Trust 2010-1	11/17/14	1.840	3,483,133
11,750,000	Santander Drive Auto Receivables
	Trust 2010-1	05/15/17	2.430	12,049,038

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	9

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$7,320,000	Santander Drive Auto Receivables
	Trust 2011-2	02/16/15	1.290%	$7,358,540
13,460,000	Santander Drive Auto Receivables
	Trust 2011-3	04/15/15	1.230	13,540,531
8,650,000	Santander Drive Auto Receivables
	Trust 2012-3	12/15/16	1.940	8,755,790
14,640,000	SMART Trust 2011-1USA[1]	11/14/16	2.520	15,018,620
3,010,000	SMART Trust 2011-2USA[1]	03/14/15	1.540	3,028,843
8,880,000	SMART Trust 2011-4USA[1,2]	08/14/17	1.564	8,882,238
13,690,000	SMART Trust 2012-1USA[1]	12/14/17	2.010	14,006,239
6,020,000	SMART Trust 2012-2USA[1]	10/14/16	1.590	6,039,595
3,050,000	SMART Trust 2012-4US	03/14/17	0.970	3,050,915
33,014,583	TAL Advantage LLC 2012-1A1	05/20/27	3.860	34,358,211
24,312,917	Triton Container Finance LLC 2012-1A1	05/14/27	4.210	25,452,463
16,120,000	Turquoise Card Backed Securities,
	Plc. 2011-1A1,2	09/15/16	0.964	16,048,911
33,330,000	Turquoise Card Backed Securities,
	Plc. 2012-1A1,2	06/17/19	1.014	33,350,998
7,120,000	United Auto Credit Securitization
	Trust 2012-1[1]	03/16/15	1.100	7,122,136
10,440,000	Utah State Board of Regents[2]	05/01/29	1.295	10,523,938
18,350,000	Volkswagen Credit Auto Master
	Trust 2011-1A1,2	09/20/16	0.891	18,470,816
2,946,487	Westlake Automobile Receivables
	Trust 2011-1A1	06/16/14	1.490	2,950,819
14,550,000	Westlake Automobile Receivables
	Trust 2012-1A1	03/15/16	1.030	14,556,402
9,560,000	Wheels SPV LLC 2012-1[1]	03/20/21	1.190	9,617,236
	Total Asset Backed Securities
	(Identified cost $1,056,480,689)			1,075,887,782

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value
	COLLATERALIZED MORTGAGE
	BACKED SECURITIES (2.6%)
$9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420%	$9,579,766
27,260,000	GTP Cellular Sites LLC[1]	03/15/17	3.721	27,892,050
5,780,000	JP Morgan Chase Commercial Mortgage
	Securities Corp. 2011-PLSD[1]	11/13/44	3.364	6,239,643
14,860,000	SBA Tower Trust[1]	12/15/17	2.933	15,246,093
15,700,000	Unison Ground Lease Funding LLC[1]	04/15/17	5.349	17,113,361
	Total Collateralized Mortgage Backed
	Securities (Identified cost $74,432,770)			76,070,913

	CORPORATE BONDS (37.7%)
	AGRICULTURE (1.8%)
13,230,000	Bunge Ltd. Finance Corp.	06/15/17	3.200	13,946,748
37,860,000	Reynolds American, Inc.	06/01/13	7.250	39,287,966
				53,234,714

	AUTO MANUFACTURERS (0.9%)
24,865,000	Volkswagen International Finance NV1	03/22/15	1.625	25,238,423

	BANKS (15.3%)
16,525,000	Australia & New Zealand Banking
	Group, Ltd.	10/06/17	1.875	16,900,663
2,956,000	Bank of America Corp.	08/01/16	6.500	3,438,017
35,490,000	Barclays Bank, Plc.	09/22/16	5.000	39,933,490
17,500,000	BB&T Corp.	09/25/13	3.375	17,945,200
19,270,000	Citigroup, Inc.	05/19/15	4.750	20,884,614
16,485,000	Comerica Bank	11/21/16	5.750	19,234,846
15,295,000	DNB Bank ASA[1]	04/03/17	3.200	16,129,342
19,890,000	Fifth Third Bancorp	05/01/13	6.250	20,445,150
1,606,947	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,775,034
7,320,000	Goldman Sachs Group, Inc.	05/01/14	6.000	7,848,797
45,048,000	Goldman Sachs Group, Inc.[2]	07/22/15	0.719	44,146,995
8,760,000	HSBC USA, Inc.	02/13/15	2.375	9,059,951
14,915,000	ING Bank NV1	09/25/15	2.000	15,036,304

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	11

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$13,465,000	JPMorgan Chase & Co.	06/01/14	4.650%	$14,269,978
12,350,000	JPMorgan Chase & Co.	03/01/16	3.450	13,141,932
21,490,000	JPMorgan Chase & Co.	07/05/16	3.150	22,754,106
8,708,000	M&I Marshall & Ilsley Bank[2]	12/04/12	0.688	8,704,482
13,000,000	Morgan Stanley	01/09/17	5.450	14,394,796
25,440,000	National Australia Bank[2]	02/14/14	1.587	25,699,335
12,955,000	Royal Bank of Scotland, Plc.	01/11/14	3.250	13,260,570
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	14,098,680
43,620,000	Societe Generale SA1	01/15/14	2.500	43,859,910
13,205,000	Svenska Handelsbanken AB	04/04/17	2.875	13,952,403
15,395,000	Swedbank AB1	09/29/17	2.125	15,545,409
17,925,000	Wells Fargo & Co.	07/01/15	1.500	18,220,745
				450,680,749
	COMMERCIAL SERVICES (0.5%)
13,175,000	Experian Finance PLC[1]	06/15/17	2.375	13,488,091

	DIVERSIFIED FINANCIAL SERVICES (4.2%)
5,400,732	5400 Westheimer Court Depositor Corp.[1]	04/11/16	7.500	5,844,870
4,338,927	Ahold Lease Series 2001-A-1 Pass
	Through Trust	01/02/20	7.820	4,968,072
20,000,000	Air Lease Corp.[1]	01/15/16	4.500	20,000,000
35,124,000	American Express Credit Corp.	08/20/13	7.300	37,012,301
20,140,560	Blue Wing Asset Vehicle[1]	01/11/23	4.500	20,140,560
12,850,000	Doric Nimrod Air Finance Alpha Ltd
	2012-1 Class A Pass Through Trust[1]	11/30/24	5.125	13,364,000
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	22,561,455
				123,891,258
	FOREST PRODUCT & PAPER (0.9%)
20,250,000	International Paper Co.	06/15/18	7.950	26,332,857

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	GAS (0.6%)
$7,000,000	Sempra Energy	02/01/13	6.000%	$7,090,923
8,830,000	Sempra Energy	11/15/13	8.900	9,558,669
				16,649,592
	HEALTHCARE-PRODUCTS (0.4%)
13,365,000	DENTSPLY International, Inc.[2]	08/15/13	1.935	13,426,893

	INSURANCE (2.7%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	27,163,286
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,248,655
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,377,016
18,040,000	Marsh & McLennan Cos., Inc.	04/01/17	2.300	18,402,117
10,840,000	MetLife, Inc.	12/15/12	5.375	10,899,338
10,000,000	MetLife, Inc.	02/06/14	2.375	10,223,060
				78,313,472
	IRON/STEEL (0.8%)
3,900,000	ArcelorMittal	02/25/15	4.000	3,900,667
20,934,000	ArcelorMittal	08/05/15	4.000	21,046,813
				24,947,480
	MEDIA (0.5%)
15,510,000	News America, Inc.	02/01/13	9.250	15,802,689

	MINING (0.8%)
20,575,000	Anglo American Capital, Plc.[1]	04/08/14	9.375	22,838,250

	OFFICE/BUSINESS EQUIPMENT (0.4%)
12,385,000	Xerox Corp.[2]	09/13/13	1.799	12,482,098

	OIL & GAS (1.3%)
12,000,000	EnCana Corp.	10/15/13	4.750	12,440,712
25,995,000	Transocean, Inc.	03/15/13	5.250	26,371,927
				38,812,639

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	13

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	OIL & GAS SERVICES (1.9%)
$9,600,000	Cameron International Corp.[2]	06/02/14	1.351%	$9,595,094
7,120,000	Korea National Oil Corp.[1]	04/03/17	3.125	7,482,679
39,440,000	Weatherford International, Ltd.	03/15/13	5.150	40,003,992
				57,081,765
	PHARMACEUTICALS (0.9%)
26,765,000	Teva Pharmaceutical Finance Co. BV2	11/08/13	1.339	26,972,723

	PIPELINES (0.7%)
18,283,000	Williams Partners LP	02/15/15	3.800	19,484,120

	REAL ESTATE (0.2%)
7,585,000	Prologis International Funding II1	02/15/20	4.875	7,534,581

	REAL ESTATE INVESTMENT TRUSTS (2.0%)
23,247,000	American Tower Corp.	04/01/15	4.625	24,968,254
11,024,000	HCP, Inc.	02/01/14	2.700	11,235,540
2,680,000	HCP, Inc.	01/30/18	6.700	3,234,203
17,375,000	ProLogis LP	08/15/17	4.500	18,958,870
				58,396,867
	RETAIL (0.1%)
2,064,095	CVS Pass-Through Trust[1]	01/10/13	6.117	2,089,896

	TELECOMMUNICATIONS (0.6%)
12,790,000	British Telecommunications, Plc.	01/15/13	5.150	12,906,389
4,430,000	Deutsche Telekom International
	Finance BV	07/22/13	5.250	4,576,155
				17,482,544
	TRANSPORTATION (0.2%)
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,125,575

	Total Corporate Bonds
	(Identified cost $1,081,662,343)			1,110,307,276

The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (3.3%)
$1,470,000	Minnesota State Tobacco Securitization
	Authority	03/01/15	3.093%	$1,528,021
19,000,000	New Jersey State Economic
	Development Authority	09/01/13	2.657	19,225,530
16,565,000	New Jersey State Turnpike Authority	01/01/16	4.252	17,312,081
17,300,000	Pennsylvania State Economic
	Development Financing Authority[2]	07/01/41	2.625	17,757,412
11,300,000	State of California	07/01/13	5.250	11,671,318
27,090,000	State of Illinois	03/01/16	4.961	29,582,009
	Total Municipal Bonds
	(Identified cost $95,995,188)			97,076,371

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (2.4%)
454,524	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	04/01/36	2.827	486,870
129,575	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	12/01/36	2.490	137,215
140,689	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	01/01/37	2.718	150,809
262,095	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	02/01/37	2.893	280,740
41,540,881	Federal National Mortgage
	Association (FNMA)	07/01/35	5.000	45,656,417
3,072,704	Federal National Mortgage
	Association (FNMA)	11/01/35	5.500	3,388,926
168,508	Federal National Mortgage
	Association (FNMA)[2]	07/01/36	3.111	180,631
264,907	Federal National Mortgage
	Association (FNMA)[2]	09/01/36	2.812	284,828
355,869	Federal National Mortgage
	Association (FNMA)[2]	01/01/37	2.819	382,423
2,660,550	Federal National Mortgage
	Association (FNMA)	08/01/37	5.500	2,934,356

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	15

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (continued)
$13,140,464	Federal National Mortgage
	Association (FNMA)	06/01/40	6.500%	$15,619,662
34,609	Government National Mortgage
	Association (GNMA)[2]	08/20/29	1.750	35,689
	Total U.S. Government Agency Obligations
	(Identified cost $68,161,913)			69,538,566

	CERTIFICATES OF DEPOSIT (4.5%)
50,000,000	Bank of Nova Scotia	01/10/13	0.180	50,005,645
41,700,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	11/08/12	0.410	41,701,133
40,200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	01/10/13	0.520	40,228,988
	Total Certificates of Deposit
	(Identified cost $131,917,507)			131,935,766

	COMMERCIAL PAPER (8.2%)
80,000,000	Barclays U.S. Funding Corp.[3,4]	11/01/12	0.160	80,000,000
90,000,000	National Australia Funding
	Delaware, Inc.[1,3,4]	11/01/12	0.140	90,000,000
70,000,000	Societe Generale North America, Inc[3,4]	11/01/12	0.180	70,000,000
	Total Commercial Paper
	(Identified cost $240,000,000)			240,000,000

	U.S. TREASURY BILLS (5.6%)
34,000,000	U.S. Treasury Bill[3]	11/01/12	0.080	34,000,000
22,500,000	U.S. Treasury Bill[3,4]	11/08/12	0.068	22,499,775
86,500,000	U.S. Treasury Bill[3,4]	11/15/12	0.070	86,498,011
20,000,000	U.S. Treasury Bill[3]	11/23/12	0.105	19,999,000
100,000	U.S. Treasury Bill[3,5]	02/07/13	0.133	99,969
3,400,000	U.S. Treasury Bill[3,5]	03/07/13	0.132	3,398,453
	Total U.S. Treasury Bills
	(Identified cost $166,494,569)			166,495,208

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

	Interest Rate	Value
TOTAL INVESTMENTS (Identified cost $2,915,144,979)[6]	100.9%	$2,967,311,882
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS	(0.9)	(26,637,758)
NET ASSETS	100.0%	$2,940,674,124

1	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2012 was $1,227,342,228 or 41.8% of net assets.
2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2012 coupon or interest rate.
3	Coupon represents a yield to maturity.
4	Coupon represents a weighted average yield.
5	All or a portion of this security is held at the broker as collateral for open futures contracts.
6	The aggregate cost for federal income tax purposes is $2,915,667,435, the aggregate gross unrealized appreciation is $52,639,072 and the aggregate gross unrealized depreciation is $994,625, resulting in net unrealized appreciation of $51,644,447.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	17

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2012

financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2012
Asset Backed Securities	$—	$1,075,887,782	—	$1,075,887,782
Collateralized Mortgage
Backed Securities	—	76,070,913	—	76,070,913
Corporate Bonds	—	1,110,307,276	—	1,110,307,276
Municipal Bonds	—	97,076,371	—	97,076,371
U.S. Government Agency
Obligations	—	69,538,566	—	69,538,566
Certificates of Deposit	—	131,935,766	—	131,935,766
Commercial Paper	—	240,000,000	—	240,000,000
U.S. Treasury Bills	—	166,495,208	—	166,495,208
Total Investments, at value	$—	$2,967,311,882	—	$2,967,311,882
Other Financial Instruments, at value
Futures Contracts	(273,869)	—	—	(273,869)
Other Financial Instruments,
at value	$(273,869)	$—	—	$(273,869)

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of October 31, 2012, based on the valuation input levels on October 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	19

BBH LIMITED DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012

ASSETS:
Investments in securities, at value (identified cost $2,915,144,979)	$2,967,311,882
Cash	735,768
Receivables for:
Interest	13,249,828
Shares sold	6,650,000
Investments sold	29,313
Prepaid assets	16,824
Total Assets	2,987,993,615

LIABILITIES:
Payables for:
Shares redeemed	44,833,131
Futures variation margin on open contracts	1,121,184
Investment advisory and administrative fees	673,399
Shareholder servicing fees	299,636
Custody and fund accounting fees	128,743
Dividends declared	93,554
Professional fees	46,266
Distribution fees	7,120
Transfer agent fees	4,301
Board of Trustees’ fees	2,330
Accrued expenses and other liabilities	109,827
Total Liabilities	47,319,491
NET ASSETS	$2,940,674,124
Net Assets Consist of:
Paid-in capital	$2,880,240,873
Undistributed net investment income	237,280
Accumulated net realized gain on investments in securities
and futures contracts	8,302,937
Net unrealized appreciation/(depreciation) on investments in securities
and futures contracts	51,893,034
Net Assets	$2,940,674,124

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($1,775,555,110 ÷ 170,034,009 shares outstanding)	$10.44

CLASS I SHARES
($1,165,119,014 ÷ 111,623,358 shares outstanding)	$10.44

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND
STATEMENT OF OPERATIONS
For the year ended October 31, 2012

NET INVESTMENT INCOME:
Income:
Interest and other income	$57,704,819
Total Income	57,704,819
Expenses:
Investment advisory and administrative fees	7,011,523
Shareholder servicing fees	2,956,683
Custody and fund accounting fees	501,430
Board of Trustees’ fees	105,367
Professional fees	68,058
Distribution fees	38,411
Transfer agent fees	26,696
Miscellaneous expenses	185,946
Total Expenses	10,894,114
Expense offset arrangement	(1,198)
Net Expenses	10,892,916
Net Investment Income	46,811,903

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	15,535,496
Net realized loss on futures contracts	(6,671,847)
Net realized gain on investments in securities and futures contracts	8,863,649
Net change in unrealized appreciation/(depreciation) on
investments in securities	28,980,711
Net change in unrealized appreciation/(depreciation) on futures contracts	(891,213)
Net change in unrealized appreciation/(depreciation) on investments
in securities and futures contracts	28,089,498
Net Realized and Unrealized Gain	36,953,147
Net Increase in Net Assets Resulting from Operations	$83,765,050

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	21

BBH LIMITED DURATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2012	2011
INCREASE IN NET ASSETS:
Operations:
Net investment income	$46,811,903	$38,756,156
Net realized gain on investments in securities
and futures contracts	8,863,649	9,589,152
Net change in unrealized appreciation/(depreciation)
on investments in securities and futures contracts	28,089,498	(35,367,324)
Net increase in net assets resulting from
operations	83,765,050	12,977,984
Dividends and distributions declared:
From net investment income:
Class N	(26,785,809)	(22,378,091)
Class I	(19,931,298)	(16,390,844)
From net realized gains:
Class N	(5,251,943)	—
Class I	(3,417,866)	—
Total dividends and distributions declared	(55,386,916)	(38,768,935)
Share transactions:
Proceeds from sales of shares	1,910,196,236	1,270,309,218
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	53,820,642	37,551,425
Proceeds from short-term redemption fees	—	9,076
Cost of shares redeemed	(1,212,529,172)	(1,333,865,597)
Net increase (decrease) in net assets resulting
from share transactions	751,487,706	(25,995,878)
Total increase (decrease) in net assets	779,865,840	(51,786,829)

NET ASSETS:
Beginning of year	2,160,808,284	2,212,595,113
End of year (including undistributed net investment
income of $237,280 and $216,433, respectively)	$2,940,674,124	$2,160,808,284

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.34	$10.46	$10.24	$9.31	$9.92
Income from investment operations:
Net investment income[1]	0.18	0.17	0.25	0.30	0.44
Net realized and unrealized gain (loss)	0.14	(0.12)	0.21	0.96	(0.63)
Total income (loss) from investment
operations	0.32	0.05	0.46	1.26	(0.19)
Less dividends and distributions:
From net investment income	(0.18)	(0.17)	(0.24)	(0.33)	(0.42)
From net realized gains	(0.04)	—	—	—	—
Total dividends and distributions	(0.22)	(0.17)	(0.24)	(0.33)	(0.42)
Net asset value, end of year	$10.44	$10.34	$10.46	$10.24	$9.31
Total return	3.13%	0.52%	4.58%	13.63%	(2.08)%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,776	$1,336	$1,287	$870	$160
Ratio of expenses to average net assets
before reductions	0.50%	0.49%	0.49%	0.52%	0.58%
Expense offset arrangement	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Ratio of expenses to average net assets
after reductions	0.50%	0.49%	0.49%	0.52%	0.58%
Ratio of net investment income to
average net assets	1.75%	1.66%	2.38%	2.96%	4.42%
Portfolio turnover rate	38%	28%	40%	125%	185%

1	Calculated using average shares outstanding for the year.
2	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2012	23

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class I share outstanding throughout each year.

	For the years ended October 31,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.34	$10.46	$10.23	$9.31	$9.92
Income from investment operations:
Net investment income[1]	0.20	0.19	0.26	0.31	0.46
Net realized and unrealized gain (loss)	0.14	(0.12)	0.23	0.95	(0.64)
Total income (loss) from investment
operations	0.34	0.07	0.49	1.26	(0.18)
Less dividends and distributions:
From net investment income	(0.20)	(0.19)	(0.26)	(0.34)	(0.43)
From net realized gains	(0.04)	—	—	—	—
Total dividends and distributions	(0.24)	(0.19)	(0.26)	(0.34)	(0.43)
Net asset value, end of year	$10.44	$10.34	$10.46	$10.23	$9.31
Total return	3.31%	0.67%	4.83%	13.67%	(1.92)%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,165	$825	$926	$455	$95
Ratio of expenses to average net assets
before reductions	0.31%	0.33%	0.34%	0.37%	0.42%
Expense offset arrangement	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Ratio of expenses to average net assets
after reductions	0.31%	0.33%	0.34%	0.37%	0.42%
Ratio of net investment income to
average net assets	1.93%	1.82%	2.52%	3.11%	4.56%
Portfolio turnover rate	38%	28%	40%	125%	185%

1	Calculated using average shares outstanding for the year.
2	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2012

1.	Organization. BBH Limited Duration Fund (formerly BBH Broad Market Fund) is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of October 31, 2012, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related
FINANCIAL STATEMENT OCTOBER 31, 2012	25

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments. At October 31, 2012 the Fund had no open repurchase agreements.
E.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of and for the year ended October 31, 2012, the Fund had no open Contracts.
F.	Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund
26

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily, and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. The Fund did not have any swap activity during the year ended October 31, 2012.

G.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates, which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. The following futures contracts were open at October 31, 2012:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,650	December 2012	$583,869,518	$207,020
U.S. Treasury 5-Year Notes	3,535	December 2012	439,223,750	(372,608)
U.S. Treasury 10-Year Notes	315	December 2012	41,904,844	(108,281)
				$(273,869)

The primary risk for interest rate futures is interest rate risk, changes of interest rates.

For the year ended October 31, 2012, the average monthly number of open contracts was 5,315. The range of monthly notional values was $735,168,390 to $1,064,724,294.

FINANCIAL STATEMENT OCTOBER 31, 2012	27

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

Fair Values of Derivative Instruments as of October 31, 2012

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Futures Contracts	Net unrealized	$207,020		Net unrealized	$480,889
	appreciation/(depreciation)			appreciation/(depreciation)
	on investments in			on investments in
	securities and futures			securities and futures
	contracts			contracts
Total		$207,020	*		$480,889	*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Net Realized Loss on Derivatives
Futures Contracts	$(6,671,847)
Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(891,213)

H.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the portfolio of investments.
I.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax
28

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carry forwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2012, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2012, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

J.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date.

Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2012:	$46,717,107	$8,669,809	$55,386,916	—	$55,386,916
2011:	38,768,935	—	38,768,935	—	38,768,935

FINANCIAL STATEMENT OCTOBER 31, 2012	29

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

As of October 31, 2012 and 2011, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings / (deficit)
2012:	$7,491,232	$1,391,177	$—	—	$(93,554)	$51,644,396	$60,433,251
2011:	216,433	8,653,078	8,869,511	—	—	23,185,606	32,055,117

The Fund did not have a net capital loss carry forward as of October 31, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and will retain their character as either short-term or long-term capital losses rather than being considered all short term capital losses.

Total distributions paid for tax purposes may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

K.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the implications of this ASU and its impact on the financial statements has not been determined.
30

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” The ASU establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”) and is effective for interim and annual periods beginning after December 15, 2011. Management adopted ASU No. 2011-04 effective January 1, 2012 and has concluded that the adoption of ASU No. 2011-04 does not have a material impact on the Fund’s financial statements and the accompanying notes.

In April 2011, the FASB released ASU No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (“ASC”) Topic 860, “Transfers and Servicing;” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 did not have a material impact on the Fund’s financial statements and the accompanying notes, net assets or results of operations.

4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. For the period November 1, 2011 to December 31, 2011 the Fund paid a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the Fund’s average daily net assets. Effective January 1, 2012 the Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1,000,000,000 of average daily net assets and 0.25% per annum on all average daily net assets over $1,000,000,000. For the year ended October 31, 2012, the Fund incurred $7,011,523 for services under the Agreement.
B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets from November 1, 2011 to December 31, 2011. Effective January 1, 2012 the Fund’s shareholder servicing fee is calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the year ended October 31, 2012, Class N shares of the Fund incurred $ 2,956,683 in shareholder servicing fees.
FINANCIAL STATEMENT OCTOBER 31, 2012	31

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of average daily net assets, 0.02% per annum on the next $400,000,000 of average daily net assets and 0.01% per annum on all average daily net assets over $500,000,000. For the year ended October 31, 2012, the Fund incurred $501,430 in custody and fund accounting fees. These fees for the Fund were reduced by $1,198 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2012, was $2,624.
D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2012, the Fund incurred $105,367 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the year ended October 31, 2012, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,894,493,512 and $876,258,849, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the year ended October 31, 2012		For the year ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	99,980,300	$1,034,853,352	73,393,742	$764,288,458
Shares issued in connection
with reinvestments of
dividends	3,006,866	31,081,416	2,062,291	21,444,208
Proceeds from short-term
redemption fees	NA	—	NA	8,771
Shares redeemed	(62,165,887)	(643,467,469)	(69,215,317)	(720,461,530)
Net increase	40,821,279	$422,467,299	6,240,716	$65,279,907

32

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

	For the year ended October 31, 2012		For the year ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	84,601,503	$875,342,884	48,573,131	$506,020,760
Shares issued in connection
with reinvestments of
dividends	2,200,828	22,739,226	1,549,678	16,107,217
Proceeds from short-term
redemption fees	NA	—	NA	305
Shares redeemed	(54,939,360)	(569,061,703)	(58,915,144)	(613,404,067)
Net increase (decrease)	31,862,971	$329,020,407	(8,792,335)	$(91,275,785)

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Certain debt obligations held by the Fund may be paid off sooner (pre-payment risk) or later (extension risk) than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involve leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage

FINANCIAL STATEMENT OCTOBER 31, 2012	33

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2012

of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that may have occurred since October 31, 2012 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review, nothing was discovered which would require disclosure within or adjustment to the financial statements.
34

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES
October 31, 2012 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT OCTOBER 31, 2012	35

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2012 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period May 1, 2012 to October 31, 2012[1]
Class N
Actual	$1,000	$1,019	$2.59
Hypothetical[2]	$1,000	$1,022	$2.59

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period May 1, 2012 to October 31, 2012[1]
Class I
Actual	$1,000	$1,020	$1.57
Hypothetical[2]	$1,000	$1,024	$1.58

1	Expenses are equal to the Fund’s annualized expense ratio of 0.51% and 0.31% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
36

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST
October 31, 2012 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. The SID currently does not direct brokerage transactions for BBH Limited Duration Fund.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

FINANCIAL STATEMENT OCTOBER 31, 2012	37

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued)
October 31, 2012 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

38

BBH LIMITED DURATION FUND
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2012 (unaudited)

BBH Limited Duration hereby designates $8,669,809 as an approximate amount of capital gain dividend for the purpose of dividends paid deduction.

The qualified investment income (QII) percentage for the year ended October 31, 2012 was 80.82%. In January 2013, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

FINANCIAL STATEMENT OCTOBER 31, 2012	39

TRUSTEES AND OFFICERS OF BBH LIMITED DURATION FUND
(unaudited)

Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Limited Duration Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with the Predecessor Trust	Managing Director and Chairman of Wellington Shields & Co. LLC (member of New York Stock Exchange (“NYSE”)).	4	Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flowers Foods, Inc. (NYSE listed company)

David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with the Predecessor Trust	Retired.	4	Director of Dreyfus Mutual Funds (59 Funds)

Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	4	None

H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	4	None

Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Consultant to Western World Insurance Group, Inc. (“WWIG”) (January 2010 to January 2012); President and CEO of WWIG (1992-2009).	4	Director of WWIG

40

TRUSTEES AND OFFICERS OF BBH LIMITED DURATION FUND
(unaudited)

Name, Birth Date and Address	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee During Past 5 Years
Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	4	Chairman of Dillon Trust Company; Chairman of Keswick Management; Director of Domaine Clarence Dillon, Bordeaux, France; and Director of Pinnacle Care International
Interested Trustees
Susan C. Livingston+ 40 Water Street Boston, MA 02109 Birth Date: February 18, 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co., Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	4	None

John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present); General Partner of BBH&Co. (1998 to 2011); President and Principal Executive Officer of the Trust (2008-2011).	4	None

FINANCIAL STATEMENT OCTOBER 31, 2012	41

TRUSTEES AND OFFICERS OF BBH LIMITED DURATION FUND
(unaudited)

OFFICERS

Name, Birth Date and Address	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Joined BBH&Co. in 1977 and has been a Partner of the firm since 1995.

Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since September 2001; joined BBH&Co. in 1999.

Mark B. Nixon 140 Broadway New York, NY 10005 Birth Date: January 14, 1963	Assistant Secretary	Since 2007 2006-2007 with the Predecessor Trust	Vice President of BBH&Co. (since October 2006).

Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer	Since 2011	CCO for Brown Brothers Harriman & Co. (June 2011-present); Partner at Crowell & Moring LLP (from April 2010 to May 2011); CCO of Cowen and Company (from January 2005 to April 2010).

Sue M. Rim-An 140 Broadway New York, NY 10005 Birth Date: September 10, 1970	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering (“AML”) Officer, Vice President of BBH&Co. (September 2007-present); AML Officer at UBS Investment Bank (April 2006-August 2007).

Suzan Barron 50 Milk Street Boston, MA 02109 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. since November 2005.

42

TRUSTEES AND OFFICERS OF BBH LIMITED DURATION FUND
(unaudited)

Name, Birth Date and Address	Position(s) Held with the Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alexander Tikonoff 50 Milk Street Boston, MA 02109 Birth Date: December 23, 1974	Assistant Secretary	Since 2009	Assistant Vice President and Investor Services Counsel, BBH&Co. (since August 2006).

Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. (since 2009); Finance and Accounting Consultant at The Siegfried Group (2007-2009).

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Except for Ms. Livingston and Messrs. Collins, Frazier and Gehret, the Trustees previously served on the Board of Trustees of the Predecessor Trust. At a meeting held on December 7, 2011, the Board approved the addition of Mr. Klotz as the President and Principal Executive Officer and Rowena Rothman as the Assistant Treasurer of the Trust.
^	The Fund Complex consists of the Trust, which has four series, and each is counted as one “Fund” for purposes of this table.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partners of BBH. Mr. Gehret was appointed to the Board of Trustees of the Trust on December 7, 2011.
FINANCIAL STATEMENT OCTOBER 31, 2012	43

Administrator	Investment Adviser
Brown Brothers Harriman & Co.	Brown Brothers Harriman
140 Broadway	Mutual Fund Advisory
New York, NY 10005	Department
140 Broadway
Distributor	New York, Ny 10005
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, Ny 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended October 31, 2012 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 625-5759.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier as the Registrant’s audit committee financial experts. Messrs. Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $84,500 for 2012 and $84,500 for 2011.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2012 and $0 for 2011.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were

$13,050 for 2012 and $13,050 for 2011.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $20,700 for 2012 and $20,700 for 2011.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $739,348 for 2012 and $1,171,276 for 2011.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: January 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: January 7, 2013

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: January 7, 2013